Staff costs (Tables)	12 Months Ended
Dec. 31, 2025
Classes of employee benefits expense [abstract]
Disclosure of staff costs

	2025	2024	2023
	£m	£m	£m
Incentive awards granted:
Current year bonus	1,422	1,278	1,202
Deferred bonus	786	636	543
Total incentive awards granted	2,208	1,914	1,745

Reconciliation of incentive awards granted to income statement charge:
Less: deferred bonuses granted but not charged in current year	(555)	(452)	(384)
Add: current year charges for deferred bonuses from previous years	426	405	390
Other differences between incentive awards granted and income statement charge	3	(2)	(1)
Income statement charge for performance costs	2,082	1,865	1,750

Other income statement charges:
Salaries	5,099	4,994	5,120
Social security costs	863	754	755
Retirement benefits[1]	572	558	539
Other compensation costs	637	587	555
Total compensation costs[2]	9,253	8,758	8,719

Other resourcing costs:
Outsourcing	929	693	601
Redundancy and restructuring	199	235	452
Temporary staff costs	70	61	91
Other	156	129	154
Total other resourcing costs	1,354	1,118	1,298

Total staff costs	10,607	9,876	10,017
Group compensation costs as a % of total income	31.8	32.7	34.4
Group staff costs as a % of total income	36.4	36.9	39.5
Notes:
1Retirement benefits charge includes £382m (2024: £377m; 2023: £371m) with respect to defined contribution schemes and £190m (2024: £181m; 2023: £168m)
with respect to defined benefit schemes.
2£834m (2024: £875m; 2023: £860m) of Group compensation cost was capitalised as internally generated software and excluded from the staff costs disclosed above.